American Funds Target Date Retirement Series® Prospectus Supplement January 31, 2020 (for prospectus dated January 1, 2020)

The “Fees and expenses of the fund” section of the prospectus for American Funds 2065 Target Date Retirement Fund is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the updated tables set forth below. Except as noted below, footnotes to the tables remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.25%	0.25%	none	none	1.00%
Other expenses[2]	0.16	0.17	0.20	0.18	0.16%	0.07%	0.19
Acquired (underlying) fund fees and expenses[3]	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	0.84	1.55	0.83	0.81	0.54	0.45	1.57
Expense reimbursement[4]	0.04	0.04	0.04	0.04	0.04	0.04	0.04
Total annual fund operating expenses after expense reimbursement	0.80	1.51	0.79	0.77	0.50	0.41	1.53

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses[2]	0.42	0.27	0.22	0.17	0.22%	0.12%	0.07%
Acquired (underlying) fund fees and expenses[3]	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	1.55	1.25	1.10	0.80	0.60	0.50	0.45
Expense reimbursement[4]	0.04	0.04	0.04	0.04	0.04	0.04	0.04
Total annual fund operating expenses after expense reimbursement	1.51	1.21	1.06	0.76	0.56	0.46	0.41
[2]	Based on estimated amounts for the current fiscal year.
[3]	Restated to reflect current fees.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least January 31, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$652	$254	$329	$79	$51	$42	$156	$154	$123
3 years	824	486	504	255	169	140	492	486	393

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$108	$78	$57	$47	$42		1 year	$154
3 years	346	251	188	156	140		3 years	486

Keep this supplement with your prospectus.

Lit. No. MFGEBS-395-0120P CGD/AFD/10039-S76150

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY